Fair value of Above Market Acquired Time Charters - Future Amortization (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Estimated aggregate amortization expense of the above market acquired time charters
June 30, 2015	$ 3,525
June 30, 2016	1,304
Total	$ 4,829	$ 7,978